REVENUE AND OTHER OPERATING INCOME - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue [abstract]
Gain on sale of vessels	$ 265,636	$ 0
Other voyage income	24,662	0
Other gains	167	92
Total other operating income	$ 290,465	$ 92